SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Schedule of potentially dilutive securities that have been excluded from the computation of diluted net loss per share, because the effect of their inclusion would have been anti-dilutive

Potentially dilutive securities outlined in the table below have been excluded from the computation of diluted net loss per share, because the effect of their inclusion would have been anti-dilutive.

	Three Months Ended June 30,		Six Months Ended June 30,
	2018	2017	2018	2017
Warrants to purchase common stock	25,002	1,549,112	1,259,029	1,549,112
Stock options	13,250,000	3,680,000	25,080,000	6,580,000
	13,275,002	5,229,112	26,339,029	8,129,112

Potentially dilutive securities outlined in the table below have been excluded from the computation of diluted net loss per share, because the effect of their inclusion would have been anti-dilutive.

	Years Ended December 31,
	2017	2016
Warrants to purchase common stock	674,336	666,667
Cashless warrants exercisable and not converted to common stock	534,689	844,689
Stock options	6,637,500	3,680,000
Total potentially dilutive securities	7,846,525	5,191,356